Thrivent Small Cap Value ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Thrivent Small Cap Value ETF | None
Prospectus [Line Items]
Annual Return [Percent]	21.03%	10.46%